Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
2017 Term Loans (1)	$1,300.0	$1,300.0
2018 Term Loans (2)	1,500.0	—
Senior Notes due 2017, interest payable semi-annually at 1.450%	300.0	300.0
Senior Notes due April 2018, interest payable semi-annually at 2.000%	250.0	250.0
Senior Notes due October 2018, interest payable semi-annually at 2.850%	750.0	—
Senior Notes due 2020, interest payable semi-annually at 3.625%	1,750.0	—
Senior Notes due March 2022, interest payable semi-annually at 5.000%	700.0	700.0
Senior Notes due October 2022, interest payable semi-annually at 4.500%	500.0	—
Senior Notes due 2023, interest payable semi-annually at 3.500%	1,000.0	1,000.0
Senior Notes due 2024, interest payable semi-annually at 3.875%	700.0	700.0
Senior Notes due 2025, interest payable semi-annually at 5.000%	1,500.0	—
Revolving Loan, (3)	1,250.0	795.0
Other	13.1	22.7
	11,513.1	5,067.7
Current portion	(15.3)	(13.1)
Long-term debt, excluding current portion	$11,497.8	$5,054.6
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(1)
Interest on the 2017 Term Loans is generally payable at LIBOR plus an applicable margin of up to 1.75% based upon the Company's corporate credit ratings. As of December 31, 2015, the weighted average interest rate on the 2017 Term Loans was 1.49%.

(2)
Interest on the 2018 Term Loans is generally payable at LIBOR plus an applicable margin of up to 1.75% based upon the Company's corporate credit ratings. As of December 31, 2015, the weighted average interest rate on the 2018 Term Loans was 1.48%.

(3)
Interest on the Revolving Loan is generally payable at LIBOR plus an applicable margin of up to 1.75% plus an unused commitment fee of up to 0.25%, each based upon the Company's corporate credit ratings. As of December 31, 2015, the applicable margin on the Revolving Loan, excluding facility fees and unused commitment fees, was 1.25%.

Schedule of Principal Maturities of Long-term Debt
The following summarizes the mandatory annual principal payments pursuant to the FIS Credit Agreements and the senior notes' indentures as of December 31, 2015 (in millions):

Total
2016	$—
2017	1,600.0
2018	2,500.0
2019	—
2020	1,750.0
Thereafter	4,400.0
Total	$10,250.0

Schedule of Interest Rate Swap Transactions
As of December 31, 2015, we have entered into the following interest rate swap transactions converting a portion of the interest rate exposure on our Term and Revolving Loans from variable to fixed (in millions):

Effective date	Termination date	Notional amount	Bank pays variable rate of	FIS pays fixed rate of
February 3, 2014	February 1, 2017	$400.0	One Month LIBOR (1)	0.89%	(2)
January 4, 2016	January 1, 2017	400.0	One Month LIBOR (1)	0.65%	(2)
January 4, 2016	January 1, 2018	500.0	One Month LIBOR (1)	0.92%	(2)
January 4, 2016	January 1, 2019	250.0	One Month LIBOR (1)	1.18%	(2)
		$1,550.0
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(1)	0.43% in effect as of December 31, 2015.

(2)	Does not include the applicable margin and facility fees paid to lenders on term loans and revolving loans as described above.

Schedule of Fair Value of interest Rate Derivative Instruments
A summary of the fair value of the Company’s interest rate derivative instruments is as follows (in millions):

	December 31, 2015		December 31, 2014
	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate swap contracts	Other noncurrent assets	$1.3	Other noncurrent assets	$—
Interest rate swap contracts	Accounts payable and accrued liabilities	—	Accounts payable and accrued liabilities	0.7
Interest rate swap contracts	Other long-term liabilities	1.0	Other long-term liabilities	0.9

Schedule Effect of Derivative Instruments on the Company's Condensed Consolidated Statements of Earnings
A summary of the effect of derivative instruments on the Company’s Consolidated Statements of Comprehensive Earnings and recognized in AOCE for the years ended December 31, 2015, 2014 and 2013 are as follows (in millions):

	Amount of gain (loss) recognized in AOCE on derivatives
Derivatives in cash flow hedging relationships	2015	2014	2013
Interest rate derivative contracts	$(17.4)	$(3.5)	$0.5

	Amount of gain (loss) reclassified from AOCE into income
Location of gain (loss) reclassified from AOCE into income	2015	2014	2013
Interest expense	$(3.7)	$(6.3)	$(5.5)